LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: allowance for doubtful accounts/provision for credit losses	¥ (2,190,575)		¥ (763,122)	¥ (256,639)
Loan recognized as a result of payment under the guarantee, net	404,174	$ 57,080	1,580,464	553,688
Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	2,594,749		2,343,586	810,327
Less: allowance for doubtful accounts/provision for credit losses	(2,190,575)		(763,122)	(256,639)
Loan recognized as a result of payment under the guarantee, net	404,174		1,580,464	553,688
Past due Up to 6 months | Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	1,140,756		1,094,920	329,350
Past due 6 months to 12 months | Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	425,500		507,321	274,179
Past due Over 12 months | Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	¥ 1,028,493		¥ 741,345	¥ 206,798